Financial Assets and Financial Liabilities - Summary of Financial Assets at Amortized Cost (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Total financial assets	€ 12,784.6	€ 302.7
Total current	12,763.3	302.7
Total non-current	21.3	0.0
Foreign exchange forward contracts | Financial assets at fair value through profit or loss
Disclosure of financial assets [line items]
Total financial assets	5.7	0.0
InstaDeep Ltd. | Financial assets at fair value through other comprehensive income
Disclosure of financial assets [line items]
Total financial assets	19.5	0.0
Trade and other receivables | Financial assets at amortised cost
Disclosure of financial assets [line items]
Total financial assets	12,381.7	165.5
Cash deposit with an original term of six months | Financial assets at amortised cost
Disclosure of financial assets [line items]
Total financial assets	375.2	0.0
Other financial assets | Financial assets at amortised cost
Disclosure of financial assets [line items]
Total financial assets	€ 2.5	€ 137.2